SCHEDULE OF SHARE OPTION GRANTED (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options outstanding Beginning balance	57	57	73	73
Weighted average exercise price, outstanding beginning balance | (per share)	$ 44.22	$ 54.25		$ 41.85
Number of issue of options	38	38	17	17
Weighted average exercise price, issued of options | (per share)	$ 82.04			$ 41.85
Number of options, Expired	(30)	(30)	(33)	(33)
Weighted average exercise price, Expired | (per share)	$ 31.02			$ 34.10
Number of options outstanding Ending balance	65	65	57	57
Weighted average exercise price, outstanding beginning balance | (per share)	$ 69.92		$ 44.22	$ 54.25
Number of options, Exercisable	58	58	38	38
Weighted average exercise price, Exercisable | (per share)	$ 68.67			$ 43.40